SCHEDULE OF PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		$ 548,715	$ 565,359
Less: accumulated depreciation	[1]	(379,298)	(380,090)
Less: accumulated impairment	[2]	(3,004)	(3,892)
Property, plant and equipment, net	[3]	166,413	181,377
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		165,276	169,170
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		99,218	101,563
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		6,707	6,993
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		254,532	263,587
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		942	1,204
Other Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal		7,449	7,641
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, subtotal	[4]	$ 14,591	$ 15,201

[1]	Depreciation expenses for the six months ended June 30, 2024 and 2023 were US$10,605 thousand and US$18,329 thousand, respectively.
[2]	There was no impairment charges for the six months ended June 30, 2024 and 2023.
[3]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure the borrowings were US$52,271 thousand and US$58,584 thousand as of June 30, 2024 and December 31, 2023, respectively.
[4]	Construction in progress primarily consists of the construction of Shandong Baoya, Xiangyang Yazhi New Energy Automobile Co., Ltd. (“Xiangyang Yazhi”), Dezhou Yarui New Energy Automobile Co., Ltd. (“Dezhou Yarui”) manufacturing plants and molds, toolings, machinery and equipment relating to the manufacturing.